Leases (Details) - Schedule of maturities of non-cancelable operating lease liabilities $ in Thousands	Mar. 31, 2021 USD ($)
Schedule of maturities of non-cancelable operating lease liabilities [Abstract]
2021	$ 540
2022	419
Total minimum payments	959
Less: interest	(10)
Present value of lease liabilities	$ 949